================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06105

                   Oppenheimer Quest International Value Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: November 30

                      Date of reporting period: 8/31/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                                        Shares          Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS-96.4%
-----------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-22.3%
-----------------------------------------------------------------------------------------------
AUTO COMPONENTS-0.9%
Cie Generale des Etablissements Michelin, B Shares                        84,852    $ 6,215,134
-----------------------------------------------------------------------------------------------
AUTOMOBILES-5.2%
Bayerische Motoren Werke (BMW) AG, Preference                            219,187     11,811,790
-----------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd., Preference                                       207,899     13,180,550
-----------------------------------------------------------------------------------------------
PSA Peugeot Citroen                                                      163,820      5,001,503
-----------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                       215,303      7,732,588
                                                                                    -----------
                                                                                     37,726,431
-----------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-2.9%
Emperor Entertainment Hotel Ltd.                                      37,375,693      6,997,584
-----------------------------------------------------------------------------------------------
Enterprise Inns plc(1)                                                 5,667,615      3,785,893
-----------------------------------------------------------------------------------------------
Thomas Cook Group plc                                                  8,461,700      5,870,650
-----------------------------------------------------------------------------------------------
Tui Travel plc                                                         1,671,658      4,162,660
                                                                                    -----------
                                                                                     20,816,787
-----------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-5.0%
Barratt Developments plc(1)                                            5,057,784      6,752,962
-----------------------------------------------------------------------------------------------
First Juken Co. Ltd.(2)                                                1,603,500     12,648,740
-----------------------------------------------------------------------------------------------
Hajime Construction Co. Ltd.                                             210,651      5,877,858
-----------------------------------------------------------------------------------------------
Haseko Corp.(1)                                                       15,120,549     10,770,932
                                                                                    -----------
                                                                                     36,050,492
-----------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.8%
Sega Sammy Holdings, Inc.                                                241,189      5,608,209
-----------------------------------------------------------------------------------------------
MEDIA-2.7%
Jupiter Telecommunications Co. Ltd.                                        7,129      7,941,801
-----------------------------------------------------------------------------------------------
Societe Television Francaise 1                                           727,713     11,545,939
                                                                                    -----------
                                                                                     19,487,740
-----------------------------------------------------------------------------------------------
SPECIALTY RETAIL-2.9%
Aoyama Trading Co.                                                       465,653      7,787,992
-----------------------------------------------------------------------------------------------
Dickson Concepts International Ltd.                                    5,376,801      3,259,567
-----------------------------------------------------------------------------------------------
Otsuka Kagu Ltd.                                                         476,957      4,659,316
-----------------------------------------------------------------------------------------------
Praktiker AG                                                           1,281,817      4,903,437
                                                                                    -----------
                                                                                     20,610,312
-----------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-1.9%
Asics Corp.                                                              662,760     10,338,336
-----------------------------------------------------------------------------------------------
China Hongxing Sports Ltd.                                            36,005,000      3,198,702
                                                                                    -----------
                                                                                     13,537,038
-----------------------------------------------------------------------------------------------
CONSUMER STAPLES-8.7%
-----------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-2.2%
Tesco plc                                                              2,561,792     15,744,273
-----------------------------------------------------------------------------------------------
FOOD PRODUCTS-4.1%
Chaoda Modern Agriculture (Holdings) Ltd.                             25,648,000      8,376,991
-----------------------------------------------------------------------------------------------
Nestle SA                                                                290,705     18,004,699
-----------------------------------------------------------------------------------------------
Premier Foods plc(1)                                                  13,107,990      2,781,057
                                                                                    -----------
                                                                                     29,162,747
-----------------------------------------------------------------------------------------------
PERSONAL PRODUCTS-2.4%
Amorepacific Group                                                        56,226     12,121,648
-----------------------------------------------------------------------------------------------

1 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                           Shares          Value
----------------------------------------------------------------------------------
PERSONAL PRODUCTS CONTINUED
Coreana Cosmetics Co. Ltd.(1,2)                           4,515,403    $ 5,119,554
                                                                       -----------
                                                                        17,241,202
----------------------------------------------------------------------------------
ENERGY-10.1%
----------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-3.5%
Master Marine AS(1)                                       9,994,100      1,155,118
----------------------------------------------------------------------------------
Petroleum Geo-Services ASA(1)                               299,381      3,772,784
----------------------------------------------------------------------------------
Sevan Drilling AS(1)                                      6,184,845      5,229,059
----------------------------------------------------------------------------------
Shinko Plantech Co. Ltd.                                  1,463,900     14,734,800
                                                                        ----------
                                                                        24,891,761
----------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-6.6%
BP plc                                                    1,237,129      8,082,116
----------------------------------------------------------------------------------
Eni SpA                                                     636,248     12,795,518
----------------------------------------------------------------------------------
Inpex Corp.                                                   1,572     10,655,657
----------------------------------------------------------------------------------
OAO Gazprom, Sponsored ADR                                  200,680      2,498,466
----------------------------------------------------------------------------------
Tatneft, Preference                                       1,076,919      3,139,467
----------------------------------------------------------------------------------
Total SA                                                    212,874     10,395,397
                                                                        ----------
                                                                        47,566,621
----------------------------------------------------------------------------------
FINANCIALS-15.1%
----------------------------------------------------------------------------------
CAPITAL MARKETS-1.4%
Credit Suisse Group AG                                      250,306      7,132,273
----------------------------------------------------------------------------------
Ichiyoshi Securities Co. Ltd.                               436,288      2,606,580
                                                                        ----------
                                                                         9,738,853
----------------------------------------------------------------------------------
COMMERCIAL BANKS-3.5%
Anglo Irish Bank Corp. plc(1)                               563,278             --
----------------------------------------------------------------------------------
Banca Monte dei Paschi di Siena SpA                      17,899,648     11,030,754
----------------------------------------------------------------------------------
Credit Agricole SA                                          571,334      5,598,111
----------------------------------------------------------------------------------
National Bank of Greece SA(1)                               499,243      2,216,021
----------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                       209,600      6,230,682
                                                                        ----------
                                                                        25,075,568
----------------------------------------------------------------------------------
CONSUMER FINANCE-1.3%
International Personal Finance plc                        2,051,613      9,108,585
----------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-1.6%
ING Groep NV(1)                                             926,878      8,080,688
----------------------------------------------------------------------------------
RHJ International Ltd.(1)                                    24,448        175,597
----------------------------------------------------------------------------------
Warsaw Stock Exchange                                       214,600      3,533,983
                                                                        ----------
                                                                        11,790,268
----------------------------------------------------------------------------------
INSURANCE-5.3%
Aegon NV(1)                                               1,793,351      8,034,779
----------------------------------------------------------------------------------
Fondiaria-Sai SpA(1,2)                                    7,553,207      9,439,610
----------------------------------------------------------------------------------
Swiss RE Ltd.                                               215,707     11,265,936
----------------------------------------------------------------------------------
Zurich Financial Services AG                                 40,892      9,187,138
                                                                        ----------
                                                                        37,927,463
----------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-1.6%
Heiwa Real Estate REIT, Inc.                                  4,244      2,508,045
----------------------------------------------------------------------------------
Ichigo Real Estate Investment Corp.                           1,906      2,320,175
----------------------------------------------------------------------------------
Invincible Investment, Inc.                                  14,433      2,082,474
----------------------------------------------------------------------------------

2 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS  August 31, 2011 (Unaudited)

                                                                Shares    Value
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
Japan Rental Housing Investments, Inc.                          11,332    $ 4,830,077
                                                                          -----------
                                                                           11,740,771
-------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.4%
Emperor International Holdings Ltd.                         15,482,742      3,073,175
-------------------------------------------------------------------------------------
HEALTH CARE-5.0%
-------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.7%
Medipal Holdings Corp.                                         579,368      5,352,528
-------------------------------------------------------------------------------------
PHARMACEUTICALS-4.3%
GlaxoSmithKline plc                                            498,414     10,602,918
-------------------------------------------------------------------------------------
Sanofi                                                         272,647     19,841,263
                                                                          -----------
                                                                           30,444,181
-------------------------------------------------------------------------------------
INDUSTRIALS-12.1%
-------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-3.0%
BAE Systems plc                                                918,359      4,104,090
-------------------------------------------------------------------------------------
European Aeronautic Defense & Space Co.                        335,000     10,627,855
-------------------------------------------------------------------------------------
Safran SA                                                      180,495      7,007,035
                                                                          -----------
                                                                           21,738,980
-------------------------------------------------------------------------------------
AIRLINES-2.2%
Chorus Aviation, Inc.(2)                                     1,058,491      4,701,762
-------------------------------------------------------------------------------------
Deutsche Lufthansa AG                                          583,745      9,890,643
-------------------------------------------------------------------------------------
Turk Hava Yollari Anonim Ortakligi1                            698,194        984,301
                                                                          -----------
                                                                           15,576,706
-------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-1.9%
Vinci SA                                                       259,513     13,514,105
-------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-2.5%
Shun Tak Holdings Ltd.                                      31,941,000     17,731,067
-------------------------------------------------------------------------------------
MACHINERY-1.4%
Hyundai Mipo Dockyard Co. Ltd.                                  75,966      9,828,663
-------------------------------------------------------------------------------------
PROFESSIONAL SERVICES-0.4%
Assystem                                                       123,163      2,653,841
-------------------------------------------------------------------------------------
ROAD & RAIL-0.7%
Northgate plc(1)                                             1,197,806      5,376,254
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-6.1%
-------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.7%
Nokia OYJ                                                      616,193      3,970,009
-------------------------------------------------------------------------------------
Research In Motion Ltd.(1)                                      32,107      1,038,650
                                                                          -----------
                                                                            5,008,659
-------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-2.3%
Japan Digital Laboratory Co. Ltd.                            1,058,121     12,229,817
-------------------------------------------------------------------------------------
Wincor Nixdorf AG                                               73,943      4,126,592
                                                                          -----------
                                                                           16,356,409
-------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-1.0%
A&D Co. Ltd.(2)                                              1,401,167      5,813,337
-------------------------------------------------------------------------------------
Hitachi Ltd.                                                   278,000      1,506,166
                                                                          -----------
                                                                            7,319,503
-------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-1.0%
So-net Entertainment Corp.                                       1,497      6,969,838

3 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                                Value         Shares
---------------------------------------------------------------------------------------
IT SERVICES-0.4%
Alten SA                                                          89,746    $ 3,077,308
---------------------------------------------------------------------------------------
OFFICE ELECTRONICS-0.7%
Canon, Inc.                                                      108,546      5,125,308
---------------------------------------------------------------------------------------
MATERIALS-3.0%
---------------------------------------------------------------------------------------
CHEMICALS-0.8%
Arkema                                                            45,057      3,498,335
---------------------------------------------------------------------------------------
Ohara, Inc.                                                      184,232      1,848,922
                                                                            -----------
                                                                              5,347,257
---------------------------------------------------------------------------------------
METALS & MINING-2.2%
Aperam                                                            15,613        285,860
---------------------------------------------------------------------------------------
ArcelorMittal                                                    296,313      6,522,408
---------------------------------------------------------------------------------------
Hindalco Industries Ltd.(1)                                      714,120      2,351,538
---------------------------------------------------------------------------------------
Rio Tinto plc                                                    112,846      6,906,972
                                                                              ---------
                                                                             16,066,778
---------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-11.2%
---------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-8.5%
Deutsche Telekom AG                                            1,242,033     15,711,412
---------------------------------------------------------------------------------------
KT Corp.(1)                                                        5,520        190,149
---------------------------------------------------------------------------------------
KT Corp., Sponsored ADR                                          353,420      6,039,948
---------------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.                               402,700     18,696,598
---------------------------------------------------------------------------------------
Telecom Italia SpA RNC                                        11,470,251     12,541,186
---------------------------------------------------------------------------------------
Vivendi SA                                                       307,186      7,486,153
                                                                            -----------
                                                                             60,665,446
---------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-2.7%
KDDI Corp.                                                         1,393     10,463,729
---------------------------------------------------------------------------------------
Vodafone Group plc                                             3,332,061      8,708,372
                                                                            -----------
                                                                             19,172,101
---------------------------------------------------------------------------------------
UTILITIES-2.8%
---------------------------------------------------------------------------------------
ELECTRIC UTILITIES-2.6%
Enel SpA                                                       1,390,522      6,791,414
---------------------------------------------------------------------------------------
Federal Hydrogenerating                                       62,105,843      2,682,128
---------------------------------------------------------------------------------------
Okinawa Electric Power Co. (The)                                 191,487      9,027,923
                                                                            -----------
                                                                             18,501,465
---------------------------------------------------------------------------------------
MULTI-UTILITIES-0.2%
RWE AG                                                            40,245      1,511,772
                                                                            -----------
Total Common Stocks (Cost $701,286,753)                                     690,451,599

                                                                Principal
                                                                  Amount
---------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS
AND NOTES-0.0%
Cattles plc, 7.875% Nts., 1/17/14(3)
(Cost $1,852,080)                                              5,129,000 GBP    291,406
---------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND
NOTES-0.1%
Altran Technologies SA, 6.72% Cv.
Sr. Unsec. Nts., 1/1/15
(Cost $856,933)                                                  572,816 EUR    984,572
---------------------------------------------------------------------------------------
STRUCTURED SECURITIES-0.9%
BNP Paribas Arbitrage Issuance BV,
Amsterdam, KT Corp.
Equity Linked Nts. (Cost $6,917,513)                             189,000      6,510,522

4 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS  August 31, 2011 (Unaudited)


                                                             Shares           Value
-------------------------------------------------------------------------------------
INVESTMENT COMPANY-1.0%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.14% (2,4) (Cost $6,743,341)                                6,743,341     $6,743,341
-------------------------------------------------------------------------------------
Total Investments, at Value (Cost $717,656,620)                  98.4%    704,981,440
-------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                   1.6      11,514,611
                                                             ------------------------
Net Assets                                                      100.0%   $716,496,051
                                                             ========================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR  Euro
GBP  British Pound Sterling

-----------
1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES           GROSS          GROSS          SHARES
                                                   NOVEMBER 30, 2010   ADDITIONS      REDUCTIONS   AUGUST 31, 2011
------------------------------------------------------------------------------------------------------------------
A&D Co. Ltd.                                               1,353,916      64,151          16,900      1,401,167
Chorus Aviation, Inc.                                             --   1,471,064 (a)     412,573      1,058,491
Coreana Cosmetics Co. Ltd.                                 4,569,496          --          54,093      4,515,403
First Juken Co. Ltd.                                       1,298,200     324,500          19,200      1,603,500
Fondiaria-Sai SpA                                          2,383,672   5,257,646          88,111      7,553,207
Joongang Construction Co. Ltd.                               486,797          --         486,797             --
OFI Liquid Assets Fund, LLC                                6,042,990  13,952,280      19,995,270             --
Oppenheimer Institutional Money Market Fund, Cl. E        26,018,049 180,663,938     199,938,646      6,743,341

                                                                                           REALIZED
                                                       VALUE            INCOME           GAIN (LOSS)
-----------------------------------------------------------------------------------------------------
A&D Co. Ltd.                                        $   5,813,337      $ 113,229         $   (94,158)

Chorus Aviation, Inc.                                   4,701,762        279,575             993,877

Coreana Cosmetics Co. Ltd.                              5,119,554             --             (79,631)

First Juken Co. Ltd.                                   12,648,740        222,078             (42,629)

Fondiaria-Sai SpA                                       9,439,610             --          (1,794,377)

Joongang Construction Co. Ltd.                                 --             --          (4,036,925)

OFI Liquid Assets Fund, LLC                                    --         23,770 (b)              --

Oppenheimer Institutional Money Market Fund, Cl. E      6,743,341         44,238                  --
                                                    -------------------------------------------------
                                                    $  44,466,344      $ 682,890         $(5,053,843)
                                                    =================================================

---------------
a.   All or a portion is the result of a corporate action.

b. Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. Rate shown is the 7-day yield as of August 31, 2011.

5 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of August 31, 2011 based on valuation input level:

                                                                    LEVEL 2-            LEVEL 3-
                                                LEVEL 1-        OTHER SIGNIFICANT      SIGNIFICANT
                                               UNADJUSTED          OBSERVABLE         UNOBSERVABLE
                                             QUOTED PRICES           INPUTS              INPUTS            VALUE
-------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary                     $   65,875,449    $       90,977,992     $   3,198,702    $160,052,143
  Consumer Staples                               48,651,677            13,496,545                --      62,148,222
  Energy                                         37,544,281            33,758,983         1,155,118      72,458,382
  Financials                                     43,610,706            64,843,977                --     108,454,683
  Health Care                                    30,444,181             5,352,528                --      35,796,709
  Industrials                                    44,361,480            42,058,136                --      86,419,616
  Information Technology                         27,442,205            16,414,820                --      43,857,025
  Materials                                       3,498,335            17,915,700                --      21,414,035
  Telecommunication Services                     56,832,632            23,004,915                --      79,837,547
  Utilities                                      20,013,237                     -                --      20,013,237
Non-Convertible Corporate Bonds and Notes                --               291,406                --         291,406
Convertible Corporate Bonds and Notes                    --               984,572                --         984,572
Structured Securities                                    --             6,510,522                --       6,510,522
Investment Company                                6,743,341                    --                --       6,743,341
                                             -----------------------------------------------------------------------
Total Investments, at Value                     385,017,524           315,610,096         4,353,820     704,981,440
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                      --                65,982                --          65,982
                                             -----------------------------------------------------------------------
Total Assets                                 $  385,017,524    $      315,676,078     $   4,353,820    $705,047,422
                                             -----------------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts          $           --    $       (4,727,444)    $          --    $ (4,727,444)
                                             -----------------------------------------------------------------------
Total Liabilities                            $           --    $       (4,727,444)    $          --    $ (4,727,444)
                                             -----------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

6 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

The table below shows the significant transfers between Level 1, Level 2 and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                               TRANSFERS        TRANSFERS OUT OF          TRANSFERS INTO          TRANSFERS OUT       TRANSFERS
                             INTO LEVEL 1(a)        LEVEL 1                   LEVEL 2              OF LEVEL 2(a)    INTO LEVEL 3
---------------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
 Consumer Discretionary       $           --    $     (67,725,906) (b)    $    67,725,906 (b)   $           --    $          --
 Consumer Discretionary                   --           (3,954,046) (c)                 --                   --        3,954,046 (c)
 Consumer Staples                         --           (8,301,235) (b)          8,301,235 (b)               --               --
 Energy                            6,929,992          (10,678,910) (b)         10,678,910 (b)       (6,929,992)              --
 Financials                               --          (42,430,579) (b)         42,430,579 (b)               --               --
 Health Care                       9,796,030           (9,001,807) (b)          9,001,807 (b)       (9,796,030)              --
 Industrials                              --          (55,732,351) (b)         55,732,351 (b)               --               --
 Information Technology                   --          (16,746,856) (b)         16,746,856 (b)               --               --
 Materials                                --          (19,743,526) (b)         19,743,526 (b)               --               --
 Telecommunication Services               --          (31,816,436) (b)         31,816,436 (b)               --               --
                              -------------------------------------------------------------------------------------------------
Total Assets                 $    16,726,022    $    (266,131,652)        $   262,177,606       $  (16,726,022)   $   3,954,046
                              -------------------------------------------------------------------------------------------------

----------
a. Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

b. Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

c. Transferred from Level 1 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                  Value     Percent
------------------------------------------------------
Japan                            $196,368,428   27.9%
France                            107,446,551   15.2
United Kingdom                     85,371,236   12.1
Korea, Republic of South           52,991,034    7.5
Italy                              52,598,482    7.5
Germany                            47,955,646    6.8
Switzerland                        45,590,046    6.5
Hong Kong                          20,804,242    2.9
The Netherlands                    16,115,467    2.3
Bermuda                            13,455,853    1.9
Norway                             10,156,961    1.4
Cayman Islands                      8,376,991    1.2
Russia                              8,320,061    1.2
Australia                           6,906,972    1.0
Luxembourg                          6,808,268    1.0
United States                       6,743,341    1.0
Canada                              5,740,412    0.8
Finland                             3,970,009    0.6
Poland                              3,533,983    0.5
India                               2,351,538    0.3
Greece                              2,216,021    0.3
Turkey                                984,301    0.1
Belgium                               175,597     --
Ireland                                    --     --
                                 ---------------------
Total                            $704,981,440  100.0%
                                 =====================

7 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF AUGUST 31, 2011 ARE AS FOLLOWS:

                                                  CONTRACT AMOUNT        EXPIRATION                 UNREALIZED     UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION       BUY/SELL      (000'S)               DATE         VALUE     APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
BANK OF NEW YORK (THE)
Japanese Yen (JPY)                      Sell              331,510  JPY       9/1/11  $ 4,329,500  $          --  $      20,819
------------------------------------------------------------------------------------------------------------------------------
BARCLAY'S CAPITAL:
British Pound Sterling (GBP)            Sell                1,585  GBP       9/1/11    2,572,456         16,471             --
Euro (EUR)                              Sell               35,739  EUR     12/21/11   51,271,357         23,043             --
Japanese Yen (JPY)                      Sell            6,871,200  JPY     12/21/11   89,843,908             --      3,953,908
New Turkish Lira (TRY)                  Sell                  115  TRY       9/6/11       67,196             --          1,008
                                                                                                  ----------------------------
                                                                                                         39,514      3,954,916
------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE:
Japanese Yen (JPY)                      Sell              348,566  JPY       9/2/11    4,552,247             --          7,289
Swiss Franc (CHF)                       Sell               34,110  CHF     10/20/11   42,393,045             --        665,467
                                                                                                  ----------------------------
                                                                                                             --        672,756
------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE:
Swiss Franc (CHF)                       Buy                 1,264  CHF       9/2/11    1,567,927         26,468             --
Swiss Franc (CHF)                       Sell                3,769  CHF       9/2/11    4,677,055             --         78,953
                                                                                                  ----------------------------
                                                                                                         26,468         78,953
                                                                                                  ----------------------------
Total unrealized appreciation
   and depreciation                                                                               $      65,982  $   4,727,444
                                                                                                  ============================

NOTES  TO  STATEMENT  OF  INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is

8 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of August 31, 2011 is as follows:

9 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

Cost                               $1,852,080
Market Value                       $  291,406
Market Value as a % of Net Assets       0.04%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value

10 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

     of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.


     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of August 31, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $65,982, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of August 31, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $3,930,865 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of August 31, 2011, the Fund could have been required to pay this amount in cash to its counterparties.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

11 | Oppenheimer Quest International Value Fund

Oppenheimer Quest International Value Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)


Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended August 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $3,863,022 and $204,005,721, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of August 31, 2011, the Fund had no securities on loan.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $ 756,254,807
Federal tax cost of other investments           12,958
                                         -------------
Total federal tax cost                   $ 756,267,765
                                         =============

Gross unrealized appreciation            $ 122,971,442
Gross unrealized depreciation             (174,244,809)
                                         -------------
Net unrealized depreciation              $ (51,273,367)
                                         =============

12 | Oppenheimer Quest International Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 10/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 10/12/2011

By: /s/ Brian W. Wixted
    ----------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/12/2011